Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Central Index Key	dei_EntityCentralIndexKey	0001217286
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 13, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 13, 2020
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A